SCHEDULE OF OTHER FINANCE EXPENSES (INCOME), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Income and Expenses [Abstract]
Interest on deposits	$ (205)	$ (265)	$ (108)
Foreign exchange losses (gain), net	323	(206)	(279)
Fair value adjustments of warrants liability	25
SEPA set up fees	100
Bank fees	15	15	10
Other	25
Other finance expenses (income), net	$ 283	$ (456)	$ (377)